Other Administrative Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Independent audit of the financial statements of the companies included in the consolidation scope	R$ 31,489	R$ 29,987
Audit Related	334	588
Tax Services	169	105
Others	2,374	1,980
Total	R$ 34,366	R$ 32,660